FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	3 Months Ended
Jun. 30, 2024
Financial Instruments And Risk Management
Schedule of financial instruments

	As of June 30, 2024			As of March 31, 2024
	Amortized Cost	FVTOCI	FVTPL	Amortized Cost	FVTOCI	FVTPL

Financial assets
Cash and cash equivalents	$3,334	$-	$-	$5,028	$-	$-
Prepaid expenses and other receivables	$1,862	$-	$-	$2,667	$-	$-

	As of June 30, 2024		As of March 31, 2024
	Amortized Cost	FVTPL	Amortized Cost	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	$2,965	$-	$2,836	$-
Warrant liability	$-	$422	$-	$1,564